Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Fees	Total Payments
Total	$ 700,861	$ 700,861
ARGENTINA
Total	700,861	700,861
ARGENTINA | Government of Salta Province
Total	$ 700,861	$ 700,861